SHAREHOLDERS' EQUITY (Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding at the beginning of the year	604,710
Granted	84,305
Forfeited	(174,394)
Outstanding at end of year	514,621	604,710
Exercisable options at end of year	172,979
Vested and expected-to-vest at end of year	460,125
Weighted-average exercise price
Outstanding at the beginning of the year	$ 5.07
Granted	$ 1.36
Forfeited	$ 10.09
Outstanding at end of year	$ 2.76	$ 5.07
Exercisable options at end of year	$ 5.18
Vested and expected-to-vest at end of year	$ 2.92
Weighted-average remaining conractual term (in years)
Weighted- average remaining contractual term	5 years 25 days	4 years 8 months 19 days
Exercisable options at end of year	3 years 9 months 14 days
Vested and expected-to-vest at end of year	4 years 11 months 23 days
Aggregate intrinsic value, Outstanding at end of year	$ 510
Exercisable options at end of year, Aggregate intrinsic value	98
Vested and expected-to-vest at end of year, Aggregate intrinsic value	437
Total intrinsic value of stock options exercised
Weighted-average estimated grant date fair value	$ 0.72	$ 0.69	$ 1.14